Related-Party Transactions (Details) - USD ($)			10 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 18, 2019	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 22, 2020	Sep. 19, 2019	Jan. 30, 2018
Related Party Transaction [Line Items]
Principal payments due within, term		3 years
Due from related parties					$ 4,000,000
Repayments of related party debt				$ 0	$ 15,250,000	$ 0
Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties	$ 4,700,000		$ 4,700,000	$ 0			$ 4,700,000
Due from related parties	4,000,000		4,000,000
Repayments of related party debt	$ 4,000,000
Converted notes payable to related party							$ 4,700,000
Affiliated Entity | BHPS
Related Party Transaction [Line Items]
Notes payable, related parties		$ 13,300,000						$ 8,700,000
Affiliated Entity | APNA
Related Party Transaction [Line Items]
Notes payable, related parties									$ 15,300,000
Interest rate									17.50%
Affiliated Entity | Interest Paid
Related Party Transaction [Line Items]
Amount of transaction			$ 200,000